UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 3.3%
Mitsubishi UFJ Trust and Banking Corp., United Kingdom Branch,
0.29%, 4/15/13	$10,000	$9,994,225
National Australia Bank Ltd., London(a):
0.44%, 4/10/13	33,500	33,500,000
0.31%, 10/21/13	24,000	24,000,000
Sumitomo Trust & Banking Co. Ltd., London,
0.35%, 2/28/13	25,000	25,000,000

Yankee(b) – 28.4%
Australia & New Zealand Banking Group Ltd., NY,
0.28%, 4/30/13(a)	21,000	21,004,153
Bank of Montreal, Chicago,
0.43%, 7/17/13(a)	20,000	20,000,000
Bank of Nova Scotia, Houston:
0.30%, 2/11/13	35,500	35,500,000
0.26%, 2/15/13	20,000	20,000,000
0.36%, 1/02/14(a)	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.34%, 4/22/13	30,000	30,000,000
0.25%, 5/30/13	15,000	15,000,000
BNP Paribas, NY,
0.32%, 3/11/13	28,000	28,000,000
Canadian Imperial Bank of Commerce, NY(a):
0.32%, 7/01/13	44,745	44,745,000
0.34%, 9/25/13	15,000	15,000,000
0.32%, 1/08/14	12,000	12,000,000
0.31%, 2/04/14	25,000	25,000,000
Credit Suisse, NY:
0.32%, 2/04/13	30,000	30,000,000
0.28%, 6/06/13	28,000	28,000,000
Deutsche Bank AG, NY,
0.30%, 5/28/13	26,000	26,000,000
DnB Bank ASA, NY,
0.28%, 7/19/13	9,500	9,500,000
Mitsubishi Trust & Bank Co.,
0.33%, 5/15/13(a)	30,000	30,000,000
Mizuho Corporate Bank Ltd., NY,
0.27%, 4/03/13	25,000	25,000,000
Nordea Bank Finland Plc, NY:
0.26%, 6/03/13	15,000	15,000,253
0.28%, 7/17/13	8,300	8,299,811
Rabobank Nederland NV, NY:
0.41%, 3/13/13	20,000	20,000,000
0.48%, 4/24/13	26,100	26,100,000
0.42%, 10/29/13(a)	45,000	45,000,000
0.40%, 1/08/14	24,000	24,000,000
Skandinaviska Enskilda Banken, NY,
0.31%, 3/28/13	30,000	30,000,000
Societe Generale, NY:
0.41%, 3/04/13	45,000	45,000,000
0.31%, 5/02/13	25,000	25,000,000
Sumitomo Trust & Banking Co. Ltd, NY:
0.29%, 4/22/13	13,000	13,000,000
0.27%, 5/22/13	45,000	45,000,000
Svenska Handelsbanken AB, NY,
0.26%, 6/10/13	15,000	15,000,537
Toronto - Dominion Bank, NY:
0.32%, 3/18/13	20,000	20,000,000
0.29%, 5/28/13(a)	20,000	20,000,000

Total Certificates of Deposit – 31.7%		893,643,979

Commercial Paper
Aspen Funding Corp.(c):
0.32%, 2/06/13	14,000	13,999,378
0.32%, 2/12/13	12,000	11,998,827
0.30%, 3/04/13	50,000	49,987,083
Atlantis One Funding Corp.,
0.47%, 3/07/13(c)	20,000	19,991,122
Bedford Row Funding Corp.,
0.35%, 8/16/13(c)	9,000	8,982,850
BNP Paribas Finance, Inc.,
0.33%, 5/06/13(c)	12,000	11,989,660
CAFCO LLC(c):
0.33%, 2/07/13	15,000	14,999,175
0.32%, 2/13/13	27,000	26,997,120
Caisse Centrale Desjardins du Quebec,
0.25%, 3/04/13(c)	25,000	24,994,618
Cancara Asset Securitization LLC(c):
0.24%, 2/04/13	25,000	24,999,500
0.21%, 2/11/13	10,000	9,999,417
0.24%, 4/22/13	20,000	19,989,333
Chariot Funding LLC,
0.19%, 4/29/13(c)	23,000	22,989,439
Ciesco LLC,
0.30%, 2/21/13(c)	33,000	32,994,500
Commonwealth Bank of Australia,
0.37%, 11/14/13(a)	21,500	21,498,292
CRC Funding LLC,
0.34%, 2/14/13(c)	10,000	9,998,772
DnB Bank ASA,
0.27%, 7/30/13(c)	26,000	25,965,095
Erste Abwicklungsanstalt(c):
0.56%, 3/06/13	36,500	36,481,263
0.32%, 7/15/13	7,500	7,489,067
0.38%, 8/02/13	3,400	3,393,468
0.35%, 8/13/13	10,000	9,981,236
Fairway Finance Co., LLC,
0.25%, 2/07/13(a)	19,500	19,500,000
HSBC Bank Plc,
0.66%, 4/25/13(c)	20,000	19,969,751
ING (US) Funding LLC(c):
0.25%, 2/04/13	13,000	12,999,729
0.29%, 5/13/13	15,000	14,988,006
Jupiter Securitization Company LLC,
0.21%, 3/04/13(c)	40,000	39,992,767
Lloyds TSB Bank Plc.(c):
0.24%, 4/23/13	10,000	9,994,600
0.24%, 4/24/13	20,000	19,989,295
Manhattan Asset Funding Co. LLC,
0.21%, 2/04/13(c)	8,000	7,999,860
Matchpoint Master Trust,
0.30%, 2/19/13(c)	5,000	4,999,250

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2013	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
MetLife Short-Term Funding LLC(c):
0.20%, 2/11/13	$9,450	$9,449,475
0.17%, 2/13/13	14,046	14,045,204
0.25%, 7/22/13	30,650	30,613,603
Mont Blanc Capital Corp.,
0.35%, 3/04/13(c)	24,000	23,992,767
Natixis US Finance Co. LLC(c):
0.17%, 2/05/13	29,000	28,999,452
0.17%, 2/07/13	19,000	18,999,462
Nieuw Amsterdam Receivables Corp.,
0.21%, 2/07/13(c)	56,000	55,998,040
Nordea North America, Inc.(c):
0.30%, 5/16/13	26,000	25,977,467
0.28%, 7/15/13	8,300	8,289,413
0.28%, 7/16/13	8,300	8,289,348
Rabobank USA Financial Corp.,
0.49%, 2/01/13(c)	12,000	12,000,000
Regency Markets No.1 LLC(c):
0.20%, 2/15/13	17,680	17,678,625
0.19%, 2/25/13	30,000	29,996,200
Societe Generale North America, Inc.,
0.40%, 3/05/13(c)	21,000	20,992,533
State Street Corp.,
0.21%, 3/01/13(c)	10,200	10,198,334
Sumitomo Mitsui Trust Bank Ltd.,
0.32%, 2/11/13(c)	53,000	52,995,215
Surrey Funding Corp.,
0.23%, 4/03/13(c)	20,000	19,992,206
Victory Receivables Corp.,
0.18%, 2/22/13(c)	25,000	24,997,375
Westpac Banking Corp.:
0.50%, 4/02/13(c)	25,500	25,478,750
0.30%, 10/08/13(a)(d)	28,000	28,000,000

Total Commercial Paper – 36.4%		1,027,135,942

Corporate Notes – 1.3%
JPMorgan Chase Bank NA,
0.37%, 5/17/13(a)	37,160	37,160,000

Municipal Bonds(e)
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC),
0.09%, 10/01/40	14,000	14,000,000
California HFA, RB, VRDN, AMT, Home Mortgage,:
Series U, (Fannie Mae LOC, Freddie Mac LOC), 0.10%, 2/01/31	11,500	11,500,000
Series F, 0.08%, 2/01/41	16,620	16,620,000
California Pollution Control Financing Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC),
0.08%, 11/01/26	8,300	8,300,000
California Statewide Communities Development Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC),
0.06%, 9/01/30	15,160	15,160,000
City of Austin Texas, Refunding RB, VRDN, Water & Wastewater System (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.09%, 5/15/31	15,100	15,100,000
Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility),
0.10%, 12/01/16(d)	11,000	11,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC),
0.10%, 11/01/41	6,000	6,000,000
Jackson County West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC),
0.11%, 1/01/41	17,500	17,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility),
0.09%, 4/15/42	10,200	10,200,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank LOC),
0.09%, 7/01/37	27,005	27,005,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (Wells Fargo Bank LOC),
0.08%, 6/15/32	8,000	8,000,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC),
0.13%, 12/01/17	9,600	9,600,000
New York State HFA, HRB, VRDN:
Series A (Fannie Mae Liquidity Facility), AMT, 0.10%, 5/15/29	22,900	22,900,000
East 39th Street Housing, Series A (Fannie Mae Liquidity Facility), AMT, 0.10%, 11/15/31	16,000	16,000,000
125 West 31st Street Housing, Series A (Fannie Mae Liquidity Facility), AMT, 0.10%, 5/15/38	13,000	13,000,000
316 11th Avenue Housing, Series A (Fannie Mae Liquidity Facility), Series A, AMT, 0.10%, 5/15/41	21,500	21,500,000

2	READY ASSETS PRIME MONEY FUND	JANUARY 31, 2013

Schedule of Investments (continued)	Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds(e)	Par (000)	Value
New York State HFA, HRB, VRDN (concluded):
Broadway Housing, Series A (Fannie Mae Liquidity Facility), 0.09%, 5/01/44	$12,800	$12,800,000
New York State HFA, Refunding HRB, VRDN, Series L (Bank of America NA LOC),
0.12%, 9/15/21	10,500	10,500,000
Utah County, Refunding RB, VRDN, Health Services Inc., Series C (US Bank NA LOC),
0.10%, 5/15/35	15,000	15,000,000
Westchester County Healthcare Corp. New York, Refunding RB, VRDN, Senior Lien, Series D (TD Bank NA LOC),
0.14%, 11/01/34	20,000	20,000,000

Total Municipal Bonds – 10.7%		301,685,000

US Government Sponsored Agency Obligations
Freddie Mac Variable Rate Notes:
0.17%, 5/13/13(f)	27,000	26,987,122
0.35%, 9/03/13(a)	40,000	39,995,268
0.15%, 9/13/13(a)	101,800	101,762,130

Total US Government Sponsored Agency Obligations – 6.0%		168,744,520

US Treasury Obligations
US Treasury Notes:
0.62%, 4/30/13	82,300	82,382,888
0.50% - 3.50%, 5/31/13	72,000	72,369,181
0.37% - 3.37%, 6/30/13	59,500	59,970,157
0.12%, 8/31/13	37,000	36,984,054
0.12%, 9/30/13	29,000	28,992,087
2.00%, 11/30/13	$30,000	$30,449,693

Total US Treasury Obligations – 11.0%		311,148,060

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $21,951,098, collateralized by a US Government Sponsored Agency Obligation, 1.57%, due 1/08/20, par and fair values of $22,718,000 and $22,390,930, respectively)	21,951	21,951,000
Goldman Sachs & Co., 0.15%, 2/01/13 (Purchased on 1/25/13 to be repurchased at $39,001,138, collateralized by US Government Sponsored Agency Obligations, 2.50% - 6.00%, due 7/20/27 - 1/20/43, par and fair values of $54,850,105 and $39,780,001, respectively)	39,000	39,000,000
Mizuho Securities, 0.76%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $27,200,574, collateralized by various Corporate/Debt Obligations, US Government Sponsored Agency Obligations and US Treasury Obligations, 0.00% - 6.90%, due 11/15/26 - 4/16/54, par and fair values of $485,533,913 and $30,035,685, respectively)	27,200	27,200,000
Morgan Stanley & Co., Inc., 0.17%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $30,000,142, collateralized by a US Government Sponsored Agency Obligation, 2.50% due 10/01/27, par and fair values of $30,502,853 and $30,900,000, respectively)	30,000	30,000,000

Total Repurchase Agreements – 4.2%		118,151,000

Total Investments (Cost – $2,857,668,501*) – 101.3%		2,857,668,501
Liabilities in Excess of Other Assets – (1.3)%		(35,912,587)

Net Assets – 100.0%		$2,821,755,914

*	Cost for federal income tax purposes.

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2013	3

Schedule of Investments (concluded)	Ready Assets Prime Money Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corporation
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	LOC	Letter of Credit
	RB	Revenue Bonds
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short Term Securities[1]	–	$2,857,668,501	–	$2,857,668,501

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $655,059 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

4	READY ASSETS PRIME MONEY FUND	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Ready Assets Prime Money Fund

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Ready Assets Prime Money Fund

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Ready Assets Prime Money Fund

Date: March 26, 2013